Financial Instruments and Risk Management - Disclosure of Fair Value Measurements of Liabilities (Details) - Recurring Fair Value Measurement - Derivatives - Level 2 of Fair Value Hierarchy - USD ($)
$ in Thousands
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Gross amount of recognized financial liabilities		$ (12,732)
Gross amount of recognized financial assets offest in the statement of financial position		179
Net amounts financial liabilities presented in the statement of financial position		$ (12,553)